REPORTING SEGMENT AND OTHER OPERATIONS DATA - RECONCILIATION OF SEGMENT INCOME TO CONSOLIDATED (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Utility									$ 729,923	$ 710,793	$ 731,865
Nonutility									1,223,745	1,881,252	2,183,244
Total operating revenues	$ 400,044	$ 298,974	$ 639,614	$ 615,036	$ 479,081	$ 434,942	$ 866,255	$ 811,767	1,953,668	2,592,045	2,915,109
Depreciation and amortization									107,368	81,109	76,571
Interest income									2,959	1,623	614
Interest expense, net of capitalized interest									67,597	47,082	46,286
Income tax provision (benefit)									36,494	18,440	(42,232)
Equity in earnings of affiliates									14,311	13,628	13,008
Net financial earnings (loss)									165,333	129,390	238,063
Capital expenditures									448,109	525,932	384,588
Investments in equity investees									2,117	4,102	16,151
Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues									1,907,687	2,551,683	2,916,044
Depreciation and amortization									106,628	80,480	76,037
Interest income									4,387	5,072	4,228
Interest expense, net of capitalized interest									67,628	48,370	49,231
Income tax provision (benefit)									38,687	17,385	(53,841)
Net financial earnings (loss)									159,451	127,572	242,219
Capital expenditures									444,879	523,448	383,375
Operating Segments | Natural Gas Distribution
Segment Reporting Information [Line Items]
Utility									729,923	710,793	731,865
Total operating revenues									729,923	710,793
Depreciation and amortization									71,883	57,980	53,208
Interest income									538	994	614
Interest expense, net of capitalized interest									30,975	26,134	25,299
Income tax provision (benefit)									27,021	9,434	(1,910)
Net financial earnings (loss)									126,902	78,062	84,048
Capital expenditures									290,040	345,004	254,523
Operating Segments | Clean Energy Ventures
Segment Reporting Information [Line Items]
Nonutility									102,617	98,099	71,375
Total operating revenues									102,617	98,099
Depreciation and amortization									25,329	22,376	22,747
Interest income									240	0	0
Interest expense, net of capitalized interest									20,253	14,846	18,320
Income tax provision (benefit)									11,034	7,270	(68,379)
Net financial earnings (loss)									22,111	31,903	73,426
Capital expenditures									133,841	157,828	123,421
Operating Segments | Energy Services
Segment Reporting Information [Line Items]
Nonutility									1,029,303	1,734,553	2,064,477
Total operating revenues									1,029,303	1,734,553
Depreciation and amortization									123	118	76
Interest income									99	78	240
Interest expense, net of capitalized interest									3,276	5,205	3,945
Income tax provision (benefit)									(3,615)	(1,573)	24,996
Net financial earnings (loss)									(7,873)	2,918	60,378
Operating Segments | Storage and Transportation
Segment Reporting Information [Line Items]
Nonutility									42,015	0	0
Total operating revenues									42,015	0
Depreciation and amortization									9,293	6	6
Interest income									3,510	4,000	3,374
Interest expense, net of capitalized interest									13,124	2,185	1,667
Income tax provision (benefit)									4,247	2,254	(8,548)
Equity in earnings of affiliates									15,903	15,832	16,165
Net financial earnings (loss)									18,311	14,689	24,367
Capital expenditures									20,998	20,616	5,431
Investments in equity investees									2,117	4,102	16,151
Intercompany
Segment Reporting Information [Line Items]
Nonutility									1,207	2,302	2,665
Intercompany | Energy Services
Segment Reporting Information [Line Items]
Nonutility									1,116	8,238	48,327
Intercompany | Storage and Transportation
Segment Reporting Information [Line Items]
Nonutility									2,713	0	0
Home Services and Other
Segment Reporting Information [Line Items]
Nonutility									49,810	48,600	47,392
Total operating revenues									49,810	48,600
Depreciation and amortization									1,032	914	780
Interest income									8,633	1,942	1,476
Interest expense, net of capitalized interest									10,327	1,535	7
Income tax provision (benefit)									(2,478)	1,428	11,944
Net financial earnings (loss)									5,784	1,911	(3,829)
Capital expenditures									3,230	2,484	1,213
Eliminations
Segment Reporting Information [Line Items]
Nonutility									(5,036)	(10,540)	(50,992)
Depreciation and amortization									(292)	(285)	(246)
Interest income									(10,061)	(5,391)	(5,090)
Interest expense, net of capitalized interest									(10,358)	(2,823)	(2,952)
Income tax provision (benefit)									285	(373)	(335)
Equity in earnings of affiliates									(1,592)	(2,204)	(3,157)
Net financial earnings (loss)									$ 98	$ (93)	$ (327)